THE NORTH COUNTRY EQUITY GROWTH FUND
                    THE NORTH COUNTRY INTERMEDIATE BOND FUND

                                each a series of

                             THE NORTH COUNTRY FUNDS

                            Supplement to Prospectus
                              Dated April 19, 2002




THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLESE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.



The information under the section entitled "ADVISORY FEE" on page 15 of this Prospectus is deleted in its entirety and replaced with the following:

In consideration for the services rendered by the Adviser, the Funds paid the Adviser as follows:

                                                        Percentage of average
                                                       daily net assets for the
                                                          fiscal year ended
                                                              11/30/01
                                                              --------

           Growth Fund..................                        0.64%

           Bond Fund.....................                       0.48%



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                      THE NORTH COUNTRY EQUITY GROWTH FUND
                    THE NORTH COUNTRY INTERMEDIATE BOND FUND

                                each a series of

                             THE NORTH COUNTRY FUNDS

                Supplement to Statement of Additional Information
                              Dated April 19, 2002




The first paragraph under the section entitled "Compensation" on page 21 of this Statement of Additional Information is deleted in its entirety and replaced with the following:

For their service as Trustees of the Trust, the Trustees, except for Mr. Hoy, are entitled to receive an aggregate fee of $1,000 per year and $200 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Due to his position with the parent of the Adviser, Mr. Hoy is not compensated by the Fund. None of the executive officers receive compensation from the Funds. The following table provides the amount of compensation paid to the Trustees during the calendar year ended December 31, 2001.



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